UNITED STATES
                SECURITIES AND EXCHANGE COMMISSION
                     WASHINGTON D.C. 20549
                             FORM 13F
                     FORM 13F COVER PAGE
Report for the Calendar Year or Quarter Ended: 03/31/2011
Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:
Name:                             Cambridge Financial Group, Inc.
Address:                          4100 Horizons Drive
                                  Suite 200
                                  Columbus, OH  43220
13F File Number:

The institutional investment manager filing this report
and the person by whom it is signed hereby represent that
the person signing the report is authorized to submit it,
that all information contained herein is true, correct
and complete, and that it is understood that all required
items, statements, schedules, lists, and tables, are
considered integral parts of this submission.
Person Signing this Report on Behalf of Reporting Manager:
Name:                 Gregory J. Bauer
Title:                Managing Director
Phone:                614-457-1530
Signature,            Place,                and Date of Signing:
                      Columbus, Ohio        5/15/2012
Report Type (Check only one.):
                               [ X]        13F HOLDINGS REPORT.
                               [  ]        13F NOTICE.
                               [  ]        13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager:

FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:           None
Form 13F Information Table Entry Total:      30
Form 13F Information Table Value Total:      394185
List of Other Included Managers:
No.  13F File Number

Information Table:

                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER         TITLE OF CLASS     CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
______________________________ ________________ _________ ________ ________ ___ ____ _______ ____________ ________ ________ ________
Apple                           COM             037833100    19295    31033 SH       SOLE                    31033
ARCHER DANIELS MIDLAND CO       COM             039483102    13583   424195 SH       SOLE                   424195
BOEING CO                       COM             097023105    13541   181297 SH       SOLE                   181297
Bemis Co                        COM             081437105    13561   416324 SH       SOLE                   416324
Bristol-Myers Squibb            COM             110122108    12859   380283 SH       SOLE                   380283
Cardinal Health                 COM             14149Y108    13700   322026 SH       SOLE                   322026
Costco Wholesale Corp           COM             22160K105    13657   150499 SH       SOLE                   150499
CVS CAREMARK                    COM             126650100    13542   301689 SH       SOLE                   301689
F5 Networks                     COM             315616102    12044    87825 SH       SOLE                    87825
General Dynamics                COM             369550108    14326   195275 SH       SOLE                   195275
HCP                             COM             40414L109    10378   263210 SH       SOLE                   263210
Home Depot                      COM             437076102    15060   301042 SH       SOLE                   301042
Humana                          COM             444859102    11701   127955 SH       SOLE                   127955
INTERNATIONAL BUSINESS MACHS    COM             459200101    14478    69246 SH       SOLE                    69246
Intel Corp                      COM             458140100    14116   501370 SH       SOLE                   501370
Johnson Controls                COM             478366107    12605   387215 SH       SOLE                   387215
MCDONALDS CORP                  COM             580135101    13693   138620 SH       SOLE                   138620
Merck & Co.                     COM             58933Y105    12624   327070 SH       SOLE                   327070
Noble Energy                    COM             655044105    10491   106010 SH       SOLE                   106010
O'REILLY AUTOMOTIVE             COM             67103H107    12328   132585 SH       SOLE                   132585
Spectra Energy                  COM             847560109    11230   356850 SH       SOLE                   356850
Southern Co                     COM             842587107    11191   248015 SH       SOLE                   248015
Sysco Corp                      COM             871829107    13434   451283 SH       SOLE                   451283
Target Corp                     COM             87612E106    14411   248563 SH       SOLE                   248563
UnitedHealth Group              COM             91324P102    15935   269146 SH       SOLE                   269146
Union Pacific                   COM             907818108    10337    95545 SH       SOLE                    95545
U.S. Bancorp                    COM             902973304    11868   375875 SH       SOLE                   375875
V F Corporation                 COM             918204108    12067    81055 SH       SOLE                    81055
Walgreen                        COM             931422109    12450   367114 SH       SOLE                   367114
WAL MART STORES INC             COM             931142103    13680   224786 SH       SOLE                   224786